Note 6 - Future Minimum Note Payments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
July 2016 - June 2017	$ 49,040
July 2017 - June 2018	18,554
July 2018 - June 2019	3,981
Total Notes Payable	$ 71,575	$ 244,117	$ 306,039